Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Utilities Fund
Entity Central Index Key	0001087966
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002899
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class AAA
Trading Symbol	GABUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABUX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABUX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$150	1.38%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000
12/16	11,700	11,196	11,629	11,493
12/17	12,745	13,640	13,037	12,810
12/18	12,471	13,043	13,573	13,115
12/19	14,809	17,150	17,150	16,164
12/20	14,301	20,305	17,232	16,058
12/21	16,802	26,135	20,277	18,526
12/22	15,893	21,402	20,595	18,692
12/23	14,856	27,029	19,137	18,163
12/24	16,787	33,791	23,621	22,384
12/25	19,610	39,833	27,410	25,467

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	16.82%	6.52%	6.97%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,436,654
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 15,795,530
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,627,436,654 Number of Portfolio Holdings226 Portfolio Turnover Rate1% Management Fees$15,795,530
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABUX/
C000239633
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class C
Trading Symbol	GUXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GUXPX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GUXPX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$230	2.13%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,620	11,520	11,196	11,629	11,493
12/17	12,554	12,446	13,640	13,037	12,810
12/18	12,210	12,105	13,043	13,573	13,115
12/19	14,368	14,244	17,150	17,150	16,164
12/20	13,796	13,677	20,305	17,232	16,058
12/21	16,047	15,909	26,135	20,277	18,526
12/22	15,072	14,942	21,402	20,595	18,692
12/23	13,982	13,862	27,029	19,137	18,163
12/24	15,689	15,554	33,791	23,621	22,384
12/25	18,172	18,016	39,833	27,410	25,467

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	15.83%	5.67%	6.16%
The Gabelli Utilities Fund - Class C (includes sales charge)	14.83%	5.67%	6.16%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,436,654
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 15,795,530
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,627,436,654 Number of Portfolio Holdings226 Portfolio Turnover Rate1% Management Fees$15,795,530
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GUXPX/
C000034315
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class I
Trading Symbol	GAUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAUIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAUIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	50,000	50,000	50,000	50,000
12/16	58,680	55,980	58,145	57,465
12/17	64,026	68,200	65,186	64,050
12/18	62,848	65,213	67,866	65,575
12/19	74,770	85,749	85,748	80,821
12/20	72,445	101,527	86,160	80,288
12/21	85,238	130,675	101,384	92,628
12/22	80,891	107,010	102,976	93,461
12/23	75,746	135,143	95,685	90,817
12/24	85,783	168,955	118,104	111,922
12/25	100,582	199,165	137,048	127,334

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	17.25%	6.78%	7.24%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,436,654
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 15,795,530
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,627,436,654 Number of Portfolio Holdings226 Portfolio Turnover Rate1% Management Fees$15,795,530
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAUIX/
C000002898
Shareholder Report [Line Items]
Fund Name	The Gabelli Utilities Fund
Class Name	Class A
Trading Symbol	GAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAUAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAUAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$150	1.38%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, the S&P 500 Utilities Index and the Lipper Utility Fund Average. The utilities sector outperformed early in the year, benefiting from its defensive characteristics amid tariff uncertainty and recession concerns. Electric and gas utilities are well positioned, supported by rising power consumption, accelerating rate base growth, and constructive policy. Contributors included National Fuel Gas Co., NextEra Energy, and Evergy, Inc. Detractors included ONEOK, Inc., Edison International, MGE Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,701	11,028	11,196	11,629	11,493
12/17	12,730	11,307	13,640	13,037	12,810
12/18	12,475	10,443	13,043	13,573	13,115
12/19	14,803	11,679	17,150	17,150	16,164
12/20	14,305	10,638	20,305	17,232	16,058
12/21	16,787	11,767	26,135	20,277	18,526
12/22	15,889	10,497	21,402	20,595	18,692
12/23	14,837	9,238	27,029	19,137	18,163
12/24	16,791	9,854	33,791	23,621	22,384
12/25	19,591	10,836	39,833	27,410	25,467

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	16.68%	6.49%	6.96%
The Gabelli Utilities Fund - Class A (includes sales charge)	9.97%	5.24%	6.32%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%
Lipper Utility Fund Average	13.77%	9.66%	9.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,627,436,654
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 15,795,530
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,627,436,654 Number of Portfolio Holdings226 Portfolio Turnover Rate1% Management Fees$15,795,530
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	85.9%
Communications	8.0%
Other	4.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NextEra Energy Inc.	7.8%
National Fuel Gas Co.	7.1%
American Electric Power Co. Inc.	3.8%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.0%
Ameren Corp.	2.8%
The AES Corp.	2.6%
Eversource Energy	2.5%
ONEOK Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAUAX/